ORGANIZATIONAL MATTERS	12 Months Ended
Dec. 31, 2011
ORGANIZATIONAL MATTERS
1.	ORGANIZATIONAL MATTERS

Organization and Nature of Business

Advanced Cell Technology, Inc. (the “Company”) is a biotechnology company, incorporated in the state of Delaware, focused on developing and commercializing human embryonic and adult stem cell technology in the emerging fields of regenerative medicine. Principal activities to date have included obtaining financing, securing operating facilities, and conducting research and development. The Company has no therapeutic products currently available for sale and does not expect to have any therapeutic products commercially available for sale for a period of years, if at all. These factors indicate that the Company’s ability to continue its research and development activities is dependent upon the ability of management to obtain additional financing as required.